Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended						12 Months Ended
	Apr. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Nov. 30, 2010	Mar. 31, 2010	Sep. 30, 2009	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Operating expenses, including compensation, allocated by Allstate Insurance Company							$ 54,200,000	$ 51,400,000	$ 46,500,000
Premium revenue							55,789,000	38,037,000	43,806,000
Reserve for annuities issued							2,151,316,000	2,310,881,000
Ceded premium related to structured settlement annuities							15,510,000	32,920,000	30,271,000
Carrying value of structured settlement reinsurance treaty							514,500,000	570,400,000
Maximum amount of loans Corporation will have outstanding to all eligible subsidiaries at any given point in time							1,000,000,000
Net investment income from notes receivables							337,496,000	358,811,000	366,533,000
Retained income
Related Party Transaction [Line Items]
Forgiveness of payable due to an affiliate									351,000
Allstate Insurance Company ("AIC")
Related Party Transaction [Line Items]
Reserve for annuities issued							2,080,000,000	2,100,000,000
Allstate Insurance Company ("AIC") | Life contingent structured settlement
Related Party Transaction [Line Items]
Structured settlement annuities issued							900,000	5,900,000	8,000,000
Premium revenue							89,000	1,300,000
Allstate Distributors Services, LLC
Related Party Transaction [Line Items]
Broker-Dealer agreement, Promotion and marketing expense							14,000	27,000	1,100,000
Allstate Financial Services, LLC
Related Party Transaction [Line Items]
Broker-Dealer agreement, Commission and other distribution expenses							246,000	316,000	277,000
Allstate Life Insurance Company
Related Party Transaction [Line Items]
Ceded premium related to structured settlement annuities							3,500,000	3,500,000	3,500,000
Carrying value of structured settlement reinsurance treaty							27,800,000	34,700,000
Road Bay Investments , LLC ("RBI")
Related Party Transaction [Line Items]
Maximum amount of mortgage loans to be sold to related party											50,000,000
Note receivable related to mortgage loan sold	3,000,000	2,800,000	3,500,000	2,700,000	13,700,000	8,300,000	0	2,800,000		3,500,000
Mortgage loans fair value on date of sale	3,000,000	2,800,000	3,500,000	2,700,000	13,700,000	8,300,000				3,500,000
Related party transaction , interest rate	5.75%	5.80%	6.50%	7.50%	7.00%	7.00%
Related party transaction ,note due date	Apr. 19, 2018	Mar. 09, 2018	Dec. 14, 2017	Nov. 18, 2017	Mar. 26, 2017	Sep. 25, 2016
Proceed from note receivable								2,800,000	1,100,000	9,800,000
Net investment income from notes receivables							$ 65,000	$ 220,000	$ 679,000